Consolidated statements of operations and comprehensive income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Revenues
Management fees		$ 72,916	$ 41,419
Carried interest and performance fees		10,075	1,811
Commissions		27,459	19,263
Finance income		3,956	11,423
Gain (loss) on investments		5,109	(1,055)
Other income		2,261	625
Total revenue		121,776	73,486
Expenses
Compensation		57,589	35,247
Trailer and sub-advisor fees		1,142	1,083
Placement and referral fees		1,045	857
Selling, general and administrative		11,555	12,479
Interest expense		1,237	1,036
Amortization of intangibles		869	879
Depreciation of property and equipment		3,183	2,916
Other expenses		10,494	6,039
Total expenses		87,114	60,536
Income before income taxes for the year		34,662	12,950
Provision for income taxes		7,684	2,741
Net income for the period		$ 26,978	$ 10,209
Net income per share:
Basic net income per share (in USD per share)	[1]	$ 1.10	$ 0.42
Diluted net income per share (in USD per share)	[1]	$ 1.05	$ 0.40
Comprehensive income [abstract]
Net income for the year		$ 26,978	$ 10,209
Other comprehensive income
Foreign currency translation gain (taxes of $Nil)		5,608	10,600
Total other comprehensive income		5,608	10,600
Comprehensive income		$ 32,586	$ 20,809

[1]	Amounts reflect retrospective application of the May 28, 2020 share consolidation (see Note 8).